Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Schedule of cash and cash equivalents
As at December 31,	2020	2019	2018
Cash	$687,967	$542,537	$342,874
Short-term investments(1)	130,411	484,685	425,559
Cash and cash equivalents	$818,378	$1,027,222	$768,433

Schedule of income taxes paid, net of income taxes received
Years ended December 31,	2020	2019	2018
Income taxes paid	$(53,842)	$(101,952)	$(109,193)
Income taxes received	399	6,497	2,885
	$(53,443)	$(95,455)	$(106,308)

Schedule of interest paid, net of capitalized interest and interest received
Years ended December 31,	2020	2019	2018
Interest paid	$(188,969)	$(195,671)	$(207,339)
Interest received	8,997	19,559	11,802
Capitalized interest	—	—	19,120
	$(179,972)	$(176,112)	$(176,417)

Schedule of reconciliation of the liabilities arising from financing activities
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2020	$3,712,799	$46,951	$28,582
Cash outflows	(453,592)	(9,031)	(1,793)
Loss on repayment (Note 23)	2,284	—	—
Amortization of deferred financing costs, prepayment options and loss on repayment	428	—	—
Non-cash additions	—	—	2,788
Interest paid	—	—	(1,649)
Interest accrued	—	—	1,349
Other	—	182	(91)
Impact of foreign exchange	(74,767)	(528)	(135)
Balance as at December 31, 2020	$3,187,152	$37,574	$29,051
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2019	$3,724,228	$58,913	$369
Cash outflows	(3,743,465)	(9,644)	(1,252)
Cash inflows	3,786,082	—	—
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 23)	107,065	—	—
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment	22,461	—	—
Debt issue costs	(28,082)	—	—
Debt issue costs accrued	(573)
Prepayment option at inception – Senior Notes	17,829	—	—
Prepayment option at inception – Senior Secured Notes	10,562	—	—
Cumulative effect adjustment	—	—	26,851
Non-cash additions	—	—	2,775
Interest paid	—	—	(984)
Interest accrued	—	—	1,288
Other	—	296	(236)
Impact of foreign exchange	(183,308)	(2,614)	(229)
Balance as at December 31, 2019	$3,712,799	$46,951	$28,582
	Indebtedness	Satellite performance incentive payments	Capital leases
Balance as at January 1, 2018	$3,543,377	$62,961	$369
Debt repricing costs	(10,190)	—	—
Cash outflows	(94,951)	(9,037)	(29)
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment	22,497	—	—
Loss on voluntary payment (Note 23)	2,828	—	—
Gain on repricing (Note 24)	(6,901)	—	—
Cumulative effect adjustment (Note 23)	(36,072)	—	—
Other	—	191	—
Impact of foreign exchange	303,640	4,798	29
Balance as at December 31, 2018	$3,724,228	$58,913	$369

Schedule of net change in operating assets and liabilities
As at December 31,	2020	2019	2018
Trade and other receivables	$(4,173)	$(16,113)	$22,056
Financial assets	161	(3,897)	(210)
Other assets	(7,286)	(13,183)	371
Trade and other payables	1,860	1,685	(4,695)
Financial liabilities	(651)	(2,125)	(1,026)
Other liabilities	25,107	19,691	72,317
	$15,018	$(13,942)	$88,813

Schedule of non-cash investing activities
Years ended December 31,	2020	2019	2018
Satellites, property and other equipment	$2,963	$29,234	$3,795
Intangible assets	$—	$(3,263)	$3,635